MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

April 28, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                   MFS® Series Trust XIII (the “Trust”) (formerly MFS Government Securities Fund) (File Nos. 2-74959 and 811-3327) on behalf of MFS® Diversified Income Fund and MFS® Global Real Estate Fund (the “Funds”); Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 46 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 45 to the above-captioned Registration Statement, except in the case of the Prospectuses and Statements of Additional Information which have been marked against PEA No. 44.

This Amendment is being filed for the purpose of reflecting that Sun Capital Advisers, LLC no longer serves as sub-adviser to the Funds, and as such also reflects related changes to the Funds’ investment strategies.  The amendment also reflects certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned or Karen Schorfheide-Ray at (617) 954-5801.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

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